Derivatives - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Accumulated other comprehensive income (loss)	$ (4,320,000,000)	$ (8,457,000,000)	$ (2,797,000,000)	$ (5,437,000,000)
Net losses in AOCI expected to be reclassified	803,000,000
Net losses in AOCI expected to be reclassified, after tax	502,000,000
Credit derivatives
Derivative [Line Items]
Cash and securities held as collateral	82,000,000,000	74,400,000,000
Cash and securities collateral posted	67,900,000,000	56,100,000,000
Collateral not yet posted	1,400,000,000
Aggregate fair value of derivative liability	84,000,000
Credit derivatives, Unilateral Termination Option
Derivative [Line Items]
Cash and securities collateral posted	54,000,000
Purchased credit derivatives | Credit derivatives
Derivative [Line Items]
Carrying value of written credit derivatives	5,700,000,000	8,100,000,000
Notional amount of written credit derivatives	880,600,000,000	1,000,000,000,000
Bank of America, N.A. | Credit derivatives
Derivative [Line Items]
Collateral not yet posted	670,000,000
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges
Derivative [Line Items]
Accumulated other comprehensive income (loss)	$ (1,661,000,000)	$ (2,277,000,000)	$ (2,869,000,000)	$ (3,785,000,000)